Disposal of Shanghai Jingyue (Details) - Shanghai Jingyue [Member] - USD ($)		12 Months Ended
	Jun. 27, 2025	Dec. 31, 2025
Disposal of Shanghai Jingyue [Line Items]
Equity interest rate	100.00%
Purchase inventories with carrying value		$ 162,535
Disposal of inventories		3,330,617
Liabilities due		4,389,889
Net increase of income tax expense		$ 301,704